Income Taxes (Textual) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Oct. 30, 2016
Income Tax Contingency [Line Items]
Income tax benefits for stock-based awards exercised or released	$ 232	$ 181	$ 273
Tax Adjustments, Settlements, and Unusual Provisions	131
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 80
U.S. corporate tax rate	21.00%	21.00%	17.00%
Tax Cuts and Jobs Act of 2017, Total provisional benefit		$ (7,278)
Tax Cuts and Jobs Act of 2017, Transition Tax benefit		(7,212)
Tax Cuts and Jobs Act of 2017, Reduction in federal deferred income tax liabilities on accumulated foreign earnings		(10,457)
Tax Cuts and Jobs Act of 2017, Federal provisional long-term Transaction Tax payable		2,133
Tax Cuts and Jobs Act of 2017, Unrecognized federal tax benefits related to Transition Tax		1,112
Tax Cuts and Jobs Act of 2017, Remeasurement of deferred tax assets and liabilitiess		(66)
Discrete tax expense from entity reorganizations	$ 66		$ 76
Tax Cuts and Jobs Act, Income Tax Expense (Benefit) [Abstract]	113
Undistributed Earnings of Foreign Subsidiaries	2,677
Valuation allowance	1,563	1,347
Unrecognized tax benefits, Period increase (decrease)	392	1,774	273
Unrecognized tax benefits	4,422	4,030	2,256	$ 1,983
Unrecognized tax benefits, Decrease resulting from audit settlement with taxing authorities	229	4	121
Unrecognized tax benefits, Reduction resulting from lapse of applicable statute of limitations	36	20	12
Unrecognized tax benefits, Income tax penalties and interest accrued	303	190
Unrecognized tax benefits that would impact effective tax rate	4,725	4,220
Decrease in unrecognized tax benefits is reasonably possible	(154)
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	$ 281
Remeasurement of Withholding Taxes on Undistributed Earnings
Income Tax Contingency [Line Items]
Increase (decrease) in deferred income taxes		(1,162)
U.S. Tax Provision on Accumulated Foreign Earnings and Profits
Income Tax Contingency [Line Items]
Increase (decrease) in deferred income taxes		$ 167
Pre Tax Reform Tax Rate
Income Tax Contingency [Line Items]
U.S. corporate tax rate		35.00%
Latest Tax Year Tax Rate
Income Tax Contingency [Line Items]
U.S. corporate tax rate	21.00%
Domestic Tax Authority
Income Tax Contingency [Line Items]
Income tax holiday, Income tax benefit	$ 923	$ 590	$ 237
Income tax holiday, Income tax benefits (in dollars per share)	$ 2.20	$ 1.37	$ 0.56
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 123
Research and development tax credits	252
Internal Revenue Service (IRS) | Subject to Annual Limitation
Income Tax Contingency [Line Items]
Tax credit carryforwards	123
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforwards	2,813
Research and development tax credits	1,653
Foreign Tax Authority
Income Tax Contingency [Line Items]
Net operating loss carryforwards	1,157
CA Technologies, Inc.
Income Tax Contingency [Line Items]
Deferred Other Tax Expense (Benefit)	(54)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	$ 2,434